Share Based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Share Based Payment

Note 9 — Share Based Payment

On December 16, 2018, the Company’s board of directors approved an employee share option plan (“ESOP”). According to the provisions of the ESOP, the exercise period, exercise price and vesting conditions for each option grant will be determined by the board of directors. The number of shares reserved for issuance is subject to an annual increase to be added as of the first day of the Company’s fiscal year, equal to 4% of the total number of shares issued and outstanding on a fully-diluted basis as of the end of the immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the Board in its sole discretion). Ordinary shares subject to options granted under the 2018 Plan that expire or forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the 2018 Plan.

The expiration date of the options granted to employees and directors is after 10 years from the grant date. Relating to options granted to services providers, the expiration date of the options is between 3-10 years from the grant date. In addition, pursuant to the grant letters, the options granted to employees, directors and service providers shall become vested and exercisable upon any merger or consolidation in which the Company is a constituent party as described in the grant letters (“Exit Event”).

On October 31, 2021, the Company’s board of directors approved an amendment to the Company’s 2018 Employee Share Option Plan. The amendment determines that the total number of underlying shares reserved for future issuance under the plan and any modification thereof, shall be:

●	900,000 shares, plus

●	An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).

Following this amendment, the number of shares reserved under this plan was 1,151,130. As of December 31, 2021, 309,630 ordinary shares are available for future grant.

1.	In February and April 2019, the Company granted 18,000 options to certain service providers of the Company. The options have an exercise price of $0.03 per share. The options will vest quarterly over two years from the vesting commencement date.

2.	In May 2019, the Company granted 126,000 options to an employee of the Company. The options have an exercise price of $0.03 per share. The options will vest quarterly over three years from the vesting commencement date.

3.	In May 2019, the Company granted 225,000 options to a director of the Company. The options have an exercise price of $0.03 per share. The first 120,000 options will vest on the first quarter beginning on the vesting commencement date. The remaining options shall vest equally on each subsequent quarter following the first quarter beginning on the vesting commencement date over the following year and three months.

4.	In August 2019, the Company granted 60,000 options to certain directors of the Company. The options have an exercise price of $0.03 per share. The options will vest quarterly over one year commencing January 2020.

5.	In January 2020, the Company granted 18,000 options to a service provider of the Company. The options have an exercise price of NIS 5 per share ($1.61 per share, based on the exchange rate reported by the Bank of Israel on December 31, 2021). 50% of the options vest after one year from the grant date and the remaining options vest in four equal quarterly thereafter.

6.	In March 2020, the Company granted 54,000 options to an employee and a service provider of the Company:

●	18,000 options have an exercise price of NIS 5 per share ($1.61 per share, based on the exchange rate reported by the Bank of Israel on December 31, 2021). 50% of the options vest after one year from the vesting commencement date and the remaining options vest in four equal quarterly thereafter.

●	36,000 options have an exercise price of $0.03 per share. 33% of the options vest after one year from the vesting commencement date and the remaining options vest in eight equal quarterly thereafter.

7.	In July 2020, the Company granted 24,000 options to certain service providers of the Company.

●	12,000 options have an exercise price of $0.03 per share. 25% of the options vested immediately and the remaining options vest in four equal quarterly thereafter.

●	12,000 options have an exercise price of $0.03 per share. The options vest in four equal quarterly as of the date of grant.

8.	In July 2020, the Company granted 12,000 fully vested options to a service provider of the Company. The options have an exercise price of NIS 5 per share ($1.61 per share, based on the exchange rate reported by the Bank of Israel on December 31, 2021).

9.	In November and December, 2020, the Company granted 6,000 options to certain service providers of the Company. The options have an exercise price of $0.03 per share. The options vest in four equal quarterly.

10.	In March 2021, the Company’s board of directors approved the grant of 15,000 options to a certain service provider of the Company. The options had an exercise price of $1.67 per share. The options were to vest quarterly over one year starting June 2021. On October 31, 2021, the Company’s board of directors approved a new grant to such service provider. Accordingly, the Company granted 22,500 options with the following terms:

●	10,500 options have an exercise price of $1.67 per share. The options vest immediately upon an IPO.

●	6,000 options have an exercise price of $1.67 per share. The options vest on December 15, 2021.

●	6,000 options have an exercise price of $1.67 per share. The options will on March 15, 2022.

The options are exercisable if the Company receives services from the service provider during the mentioned period.

The Company accounted the new grant as a modification to the existing grant.

11.	In July 2021, the Company granted 21,000 options to the Company’s chief financial officer. The options have an exercise price of $0.03 per share. The options vest monthly over seven months starting June 2021. Pursuant to his employment agreement, the Company agreed that to the extent the value of such options at the Company’s IPO is less than $200,000, the Company shall grant additional options.

12.	In August 2021, the Company’s board of directors approved the grant of 9,000 options to an employee. The options have an exercise price of $5.33 per share. The options vest quarterly over 3 years starting September 2021.

13.	On December 13, 2021, upon the completion of the Company's IPO, 961,440 options were exercised into shares (refer to Note 8h above) and 20,130 Options were expired. Those options previously granted to Company’s service providers, which, according to their grants, are vested upon a successful consummation of the IPO the remaining unrecognized expenses were recorded immediately upon such vesting.

14.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved the following awards to the Company’s current management and directors subject to an IPO:

●	108,000 RSUs to each of the Company’s Chief Executive Officer and Chief Financial Officer, which vest on a quarterly basis over 3 years, commencing December 13, 2021.

●	192,000 options to the Chairman of the Board. The options vest over four years on a quarterly basis commencing October 1, 2021 at an exercise price equal to $3.51.

●	72,000 options to a director. The options have an exercise price of $3.51 per share. The commencement date of the Option's is December 13, 2021 (the “Vesting Commencement Date”). The Options vest as follows: one-third vest one year from the Commencement Date and the remainder vest quarterly over the following two year period.

15.	On October 31, 2021, the Company’s board of directors approved the grant of 108,000 options to the Company’s Chief Medical Officer. The options have an exercise price of $3.51 per share and vest on a quarterly basis over 3 years starting December 2021.

16.	On November 9, 2021, the Company’s board of directors approved the extension of the exercise period of options of two employees, which, pursuant to their original terms would have been expire if not exercised before the completion of the IPO. According to the grant letter, at the event of an IPO, all unvested options were fully vested, and accordingly, the remaining unrecognized expenses were recorded immediately upon such vesting.

17.	On December 9, 2021, the underwriter (see Note 8i), partially exercised its right to purchase an additional 300,000 warrants for a total consideration of $3 thousands. The warrants have an exercise price of $6 per share and expire 5 years after the issuance date. These warrants were treated as issuance costs, which amounted to $681 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $259 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $422 thousand have been recorded in equity as a reduction of the share premium.

Furthermore, as part of the offering, the Company issued 100,000 warrants to the underwriters as share-based issuance costs . The warrants have an exercise price of $7.5 per share and expire 5 years after date of issuance and can be exercised after June 8, 2022. These options were treated as issuance costs, which amounted to $217 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $82 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $135 thousand have been recorded in equity as a reduction of the share premium.

The fair value was estimated at the grant date using Binominal option pricing model for employees and directors and Black-Scholes option pricing model for service providers, taking into account the terms and conditions upon which the share options were granted. For determination of the share price used in those option pricing models — the Company used different approaches as further detailed below.

The fair value of RSUs was estimated by multiplying the number of RSUs granted by share price as of grant date.

The following table lists the inputs used for calculation of fair value of the options granted to employees and directors for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Expected volatility	91.60%-95.01%	94.00%	90.48%-93.02%
Exercise price	0.03-5.33	0.03	0.03
Share price(1)	3.72-18.65	1.06	1.06-1.08
Risk-free interest rate	1.42%-1.81%	1%	1.54%-2.48%
Dividend yield	0	0	0
Expected life	10	10	10

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Expected volatility	89.92%-97.18%	87.05%-93.98%	91.48%-94.16
Exercise price	0.03-1.67	0.03-1.44	0.03
Share price(1)	2.46-18.67	1.06-6.96	0.23-1.07
Risk-free interest rate	1.25%-1.72%	0.21%-1.95%	2.09%-2.95%
Dividend yield	0	0	0
Expected life (years)	6.15-10	3-10	8.54-10

(1)

Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income, weighted-average cost of capital of 30%. From October 2021, the Company determined its value based on two scenarios: a stay private scenario (which included a private M&A transaction) and an IPO scenario. The DCF method was used to determine the Company's value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters' indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company's value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market.

The following table lists the inputs used for calculation of fair value of the underwriters warrants granted:

Expected volatility	90.59%
Exercise price	$7.5
Share price(1)	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

The following table summarizes the share option activity for the annual periods ended on December 31, 2021 and 2020:

	Number of options	Weighted average exercise price
Options outstanding at January 1, 2021	1,476,570	$0.08
Granted	424,500	$3.28
Expired	(20,130)	0.03
Exercised	(1,246,440)	0.07
Options outstanding at December 31, 2021	634,500	$2.25
Exercisable at December 31, 2021	231,749	0.47

	Number of options	Weighted average exercise price

Options outstanding at January 1, 2020	1,362,570	$0.03
Granted	114,000	0.67
Options outstanding at December 31, 2020	1,476,570	$0.08
Exercisable at December 31, 2020	1,040,547

As discussed in Note 9(14), during 2021 the Company granted 216,000 RSU’s to its officers. As of December 31, 2021, all of such RSUs were outstanding (out of which, none are exercisable as of December 31, 2021).

As of December 31, 2021, the Company also granted 100,000 warrants to the underwriters as non cash issuance cost compensation and the underwriter has exercised his option and purchased 300,000 warrants (refer to Note 9(18)). These warrants are still outstanding as of December 31, 2021.

The share-based expense recognized in the statements of income were as follows:

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Share-based compensation expense – Research and development	$1,969	$1,804	474
Share-based compensation expense – General and administrative	1,849	257	137
Share-based compensation expense – Finance expenses	341	-	-
	$4,159	$2,061	611

In addition, to the share-based compensation expenses that have been recorded in profit and loss, share-based compensation in the amount of $557 has been allocated to the issuance of shares and accordingly recorded as a reduction of the share premium.